SEGMENT - Segment information (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
SEGMENT
Total revenues	¥ 11,426	$ 1,572	¥ 10,010
Adjusted EBITDA	3,461		2,803
Interest income	107	15	101
Interest expense	167	23	224
Income tax expense	702	97	502
Depreciation and amortization	674		721
Share-based compensation	170	23	61
Loss from fair value changes of equity securities	13	2	6
Foreign exchange (gain) loss, net	116	15	(99)
Gain on disposal of investments			(516)
Net income attributable to H World Group Limited	1,726	238	2,005
Leased and owned hotels
SEGMENT
Total revenues	6,780	933	6,466
Manachised and franchised hotels
SEGMENT
Total revenues	4,397	605	3,410
Others
SEGMENT
Total revenues	249	$ 34	134
Elimination
SEGMENT
Total revenues	(8)		(4)
Adjusted EBITDA	(1)		(1)
Elimination | Leased and owned hotels
SEGMENT
Total revenues	0
Elimination | Manachised and franchised hotels
SEGMENT
Total revenues	(5)		(3)
Elimination | Others
SEGMENT
Total revenues	(3)		(1)
Legacy Huazhu | Operating Segments
SEGMENT
Total revenues	9,076		7,942
Adjusted EBITDA	3,393		2,801
Legacy Huazhu | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	4,507		4,486
Legacy Huazhu | Operating Segments | Manachised and franchised hotels
SEGMENT
Total revenues	4,347		3,366
Legacy Huazhu | Operating Segments | Others
SEGMENT
Total revenues	222		90
Legacy DH | Operating Segments
SEGMENT
Total revenues	2,358		2,072
Adjusted EBITDA	69		3
Legacy DH | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	2,273		1,980
Legacy DH | Operating Segments | Manachised and franchised hotels
SEGMENT
Total revenues	55		47
Legacy DH | Operating Segments | Others
SEGMENT
Total revenues	¥ 30		¥ 45